Revenue from Contract with Customers - Additional Information (Details)	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-12-26
Disaggregation Of Revenue [Line Items]
Weighted average remaining amortization period of deferred revenue		4 years 2 months 12 days
European Wax Center, Inc. and Subsidiaries | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-09-25
Disaggregation Of Revenue [Line Items]
Weighted average remaining amortization period of deferred revenue	4 years 9 months 18 days